INTEREST IN OTHER ENTITIES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Additional Interest rate	75.00%
Wheeler River Project
Statement [Line Items]
Participating interest	90.00%
Place of business, key contractual arrangements	Canada
Additional Interest rate	90.00%	90.00%
Waterbury Lake Uranium Corp
Statement [Line Items]
Participating interest	100.00%
Place of business, joint operations	Canada
Ownership interest, joint operations	60.00%	60.00%
Waterbury Lake Uranium LP
Statement [Line Items]
Participating interest	100.00%
Place of business, joint operations	Canada
Ownership interest, joint operations	66.90%	66.90%
Midwest Joint Venture
Statement [Line Items]
Participating interest	25.17%
Place of business, key contractual arrangements	Canada
Additional Interest rate	25.17%	25.17%
Mann Lake Joint Venture
Statement [Line Items]
Participating interest	0.00%
Place of business, key contractual arrangements	Canada
Additional Interest rate	30.00%	30.00%
Wolly Joint Venture
Statement [Line Items]
Participating interest	0.00%
Place of business, key contractual arrangements	Canada
Additional Interest rate	21.32%	21.89%
McClean Lake Joint Venture
Statement [Line Items]
Participating interest	22.50%
Place of business, key contractual arrangements	Canada
Additional Interest rate	22.50%	22.50%
Denison Mines Inc.
Statement [Line Items]
Place of business, subsidiaries	Canada
Owneship interest, subsidiaries	100.00%	100.00%
Denison AB Holdings Corp.
Statement [Line Items]
Place of business, subsidiaries	Canada
Owneship interest, subsidiaries	100.00%	100.00%
Denison Waterbury Corp
Statement [Line Items]
Place of business, subsidiaries	Canada
Owneship interest, subsidiaries	100.00%	100.00%
9373721 Canada Inc.
Statement [Line Items]
Place of business, subsidiaries	Canada
Owneship interest, subsidiaries	100.00%	100.00%
Denison Mines (Bermuda) I Ltd
Statement [Line Items]
Place of business, subsidiaries	Bermuda
Owneship interest, subsidiaries	100.00%	100.00%
Joint Venture
Statement [Line Items]
Place of business, subsidiaries	Canada
Owneship interest, subsidiaries	50.00%	0.00%
Participating interest	50.00%